Shareholders' Equity	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10:- SHAREHOLDERS' EQUITY

a.	Company's shares:

1.	Ordinary shares:

Each ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of that share regardless of any premium paid thereon, all subject to the provisions of the Company's articles of association. Each ordinary share confers its holder the right to participate in the general meeting of the Company and one vote in the voting.

2.	On September 16, 2020, the Company closed a follow on and secondary offering where 2,999,999 ordinary shares were sold in the transaction to the public for an aggregate net proceeds of $161,981, net of underwriting discounts, commissions and offering expenses. In addition, 1,689,942 ordinary shares issued pursuant to exercise of warrants, were sold by the Company’s global customer. The Company did not receive any of the proceeds from the sale of these ordinary shares.

b.	Share option and RSU's plans:

A summary of the Company's share option activity for the nine months ended September 30, 2021 and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2021	686,456	$18.66	6.87	$48,375
Granted	5,005	125.25	-	-
Exercised	(217,547)	19.04	-	11,951
Forfeited	(21,935)	19.12	-	-

Outstanding as of September 30, 2021	451,979	$19.60	6.08	$56,296

Exercisable at end of period	296,525	$15.32	5.38	$38,203

As of September 30, 2021, the Company had $2,069 of unrecognized compensation expense related to non-vested stock options expected to be recognized over a weighted average period of 1.95 years.

A summary of the Company’s RSUs activity is as follows:

Nine months ended
September 30, 2021

Unvested as of January 1, 2021	834,321
Granted	242,685
Vested	(271,164)
Forfeited	(71,884)
Unvested as of September 30, 2021	733,958

The weighted average fair values at grant date of RSUs granted during the nine months ended September 30, 2021 was $108.90

As of September 30, 2021, the Company had $39,023 of unrecognized compensation expense related to RSUs expected to be recognized over a weighted average period of 2.85 years.

The Company's Board of Directors has approved Equity Incentive Plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the "optionees") options to purchase ordinary shares of NIS 0.01 par value each, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% become exercisable at the end of each subsequent three-month period over the following 3 years.

Under the Equity Incentive Plans, beginning in 2017, the Company grants Restricted Stock Units (“RSUs”). The RSUs generally vest over a period of four years of employment. Options and RSUs that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee. Options and RSUs that are cancelled or forfeited before expiration become available for future grants.

As of September 30, 2021, an aggregate of 4,111,196 ordinary shares are available for future grants.

c.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the nine months ended September 30, 2021 and 2020:

	Nine months ended September 30,
	2021	2020

Cost of products	$1,000	$772
Cost of services	750	568
Research and development, net	1,810	1,243
Sales and marketing	3,651	2,150
General and administrative	3,758	2,577

Total share-based compensation expense	$10,969	$7,310

On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. (the "Agreement") under which 2,932,176 warrants to purchase ordinary shares of the Company at an exercise price of $13.04 per share were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five year period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. On September 16, 2020 Amazon Inc. exercised 2,162,463 warrants in a cashless manner and sold the 1,689,942 ordinary shares received upon exercise. As of September 30, 2021, 769,713 warrants are exercisable under the Agreement.

On September 14, 2020, the Company signed an amendment to the master purchase agreement (the "Amended Agreement") with Amazon Inc. under which an additional 3,401,028 warrants to purchase ordinary shares of the Company at an exercise price of $59.26 per share were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $400 million over a five-year period beginning in January 2021, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of September 30, 2021, 427,559 warrants are exercisable under the Amended Agreement.

The Company recognized a reduction to revenues of $17,568 and $3,564 during the nine months ended September 30, 2021, and 2020, respectively, due to the accounting impact of Amazon’s warrants.